Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005505
Shareholder Report [Line Items]
Fund Name	Retirement 2035 Fund
Class Name	Investor Class
Trading Symbol	TRRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2035 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2035 Fund - Investor Class	$64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,409	10,445	10,364
2016	10,397	10,693	10,366
2017	11,093	11,520	10,980
2017	11,656	11,769	11,350
2017	12,056	12,123	11,648
2017	12,658	13,074	12,298
2018	12,870	13,389	12,451
2018	12,870	13,542	12,526
2018	13,226	14,577	12,944
2018	12,575	13,797	12,312
2019	13,028	14,065	12,639
2019	12,955	13,880	12,514
2019	13,597	14,768	13,042
2019	14,275	15,934	13,793
2020	13,770	15,036	13,164
2020	13,770	15,471	13,161
2020	15,504	17,935	14,567
2020	16,490	18,966	15,379
2021	17,665	20,347	16,259
2021	18,885	22,264	17,402
2021	19,612	23,861	17,984
2021	19,240	23,961	17,731
2022	18,368	22,849	17,234
2022	17,157	21,444	16,346
2022	16,336	20,692	15,622
2022	16,829	21,373	16,043
2023	16,767	21,004	16,143
2023	17,136	21,880	16,436
2023	18,065	23,745	17,198
2023	18,226	24,067	17,353
2024	19,791	27,012	18,670
2024	20,466	27,916	19,186
2024	21,528	29,953	20,269
2024	22,153	32,367	20,727
2025	22,064	31,748	20,756
2025	22,277	31,578	21,152
2025	23,669	34,698	22,529
2025	24,715	36,765	23,492
2026	26,158	37,150	24,656
2026	27,040	40,876	25,739

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2035 Fund (Investor Class)	21.38%	7.44%	10.46%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2035 Index (Strategy Benchmark)	21.69	8.14	9.92

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 24,764,774,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 115,230,000
InvestmentCompanyPortfolioTurnover	26.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$24,764,774 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	54.0%
International Equity Funds	22.0
Domestic Bond Funds	15.4
International Bond Funds	7.7
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	12.9%
T. Rowe Price Value Fund	12.6
T. Rowe Price New Income Fund	9.4
T. Rowe Price Equity Index 500 Fund	7.0
T. Rowe Price U.S. Large-Cap Core Fund	7.0
T. Rowe Price International Value Equity Fund	6.2
T. Rowe Price Overseas Stock Fund	5.7
T. Rowe Price International Stock Fund	5.0
T. Rowe Price Real Assets Fund	4.6
T. Rowe Price International Bond Fund (USD Hedged)	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049242
Shareholder Report [Line Items]
Fund Name	Retirement 2035 Fund
Class Name	Advisor Class
Trading Symbol	PARKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2035 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2035 Fund - Advisor Class	$92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,405	10,445	10,364
2016	10,386	10,693	10,366
2017	11,079	11,520	10,980
2017	11,631	11,769	11,350
2017	12,026	12,123	11,648
2017	12,610	13,074	12,298
2018	12,823	13,389	12,451
2018	12,809	13,542	12,526
2018	13,152	14,577	12,944
2018	12,507	13,797	12,312
2019	12,943	14,065	12,639
2019	12,863	13,880	12,514
2019	13,496	14,768	13,042
2019	14,159	15,934	13,793
2020	13,649	15,036	13,164
2020	13,641	15,471	13,161
2020	15,346	17,935	14,567
2020	16,313	18,966	15,379
2021	17,466	20,347	16,259
2021	18,656	22,264	17,402
2021	19,372	23,861	17,984
2021	18,986	23,961	17,731
2022	18,114	22,849	17,234
2022	16,911	21,444	16,346
2022	16,087	20,692	15,622
2022	16,559	21,373	16,043
2023	16,495	21,004	16,143
2023	16,852	21,880	16,436
2023	17,744	23,745	17,198
2023	17,894	24,067	17,353
2024	19,420	27,012	18,670
2024	20,068	27,916	19,186
2024	21,099	29,953	20,269
2024	21,707	32,367	20,727
2025	21,594	31,748	20,756
2025	21,785	31,578	21,152
2025	23,139	34,698	22,529
2025	24,152	36,765	23,492
2026	25,539	37,150	24,656
2026	26,388	40,876	25,739

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2035 Fund (Advisor Class)	21.13%	7.18%	10.19%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2035 Index (Strategy Benchmark)	21.69	8.14	9.92

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 24,764,774,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 115,230,000
InvestmentCompanyPortfolioTurnover	26.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$24,764,774 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	54.0%
International Equity Funds	22.0
Domestic Bond Funds	15.4
International Bond Funds	7.7
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	12.9%
T. Rowe Price Value Fund	12.6
T. Rowe Price New Income Fund	9.4
T. Rowe Price Equity Index 500 Fund	7.0
T. Rowe Price U.S. Large-Cap Core Fund	7.0
T. Rowe Price International Value Equity Fund	6.2
T. Rowe Price Overseas Stock Fund	5.7
T. Rowe Price International Stock Fund	5.0
T. Rowe Price Real Assets Fund	4.6
T. Rowe Price International Bond Fund (USD Hedged)	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049243
Shareholder Report [Line Items]
Fund Name	Retirement 2035 Fund
Class Name	R Class
Trading Symbol	RRTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2035 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2035 Fund - R Class	$119	1.08%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,396	10,445	10,364
2016	10,371	10,693	10,366
2017	11,057	11,520	10,980
2017	11,593	11,769	11,350
2017	11,979	12,123	11,648
2017	12,561	13,074	12,298
2018	12,762	13,389	12,451
2018	12,742	13,542	12,526
2018	13,073	14,577	12,944
2018	12,424	13,797	12,312
2019	12,852	14,065	12,639
2019	12,765	13,880	12,514
2019	13,379	14,768	13,042
2019	14,022	15,934	13,793
2020	13,512	15,036	13,164
2020	13,504	15,471	13,161
2020	15,182	17,935	14,567
2020	16,120	18,966	15,379
2021	17,252	20,347	16,259
2021	18,420	22,264	17,402
2021	19,104	23,861	17,984
2021	18,718	23,961	17,731
2022	17,845	22,849	17,234
2022	16,650	21,444	16,346
2022	15,834	20,692	15,622
2022	16,289	21,373	16,043
2023	16,213	21,004	16,143
2023	16,551	21,880	16,436
2023	17,424	23,745	17,198
2023	17,555	24,067	17,353
2024	19,039	27,012	18,670
2024	19,656	27,916	19,186
2024	20,655	29,953	20,269
2024	21,234	32,367	20,727
2025	21,120	31,748	20,756
2025	21,289	31,578	21,152
2025	22,598	34,698	22,529
2025	23,567	36,765	23,492
2026	24,909	37,150	24,656
2026	25,722	40,876	25,739

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2035 Fund (R Class)	20.82%	6.91%	9.91%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2035 Index (Strategy Benchmark)	21.69	8.14	9.92

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 24,764,774,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 115,230,000
InvestmentCompanyPortfolioTurnover	26.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$24,764,774 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	54.0%
International Equity Funds	22.0
Domestic Bond Funds	15.4
International Bond Funds	7.7
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	12.9%
T. Rowe Price Value Fund	12.6
T. Rowe Price New Income Fund	9.4
T. Rowe Price Equity Index 500 Fund	7.0
T. Rowe Price U.S. Large-Cap Core Fund	7.0
T. Rowe Price International Value Equity Fund	6.2
T. Rowe Price Overseas Stock Fund	5.7
T. Rowe Price International Stock Fund	5.0
T. Rowe Price Real Assets Fund	4.6
T. Rowe Price International Bond Fund (USD Hedged)	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244828
Shareholder Report [Line Items]
Fund Name	Retirement 2035 Fund
Class Name	I Class
Trading Symbol	TRFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2035 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2035 Fund - I Class	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	518,339	520,373	518,366
2/29/24	563,515	584,038	557,703
5/31/24	582,722	603,581	573,128
8/31/24	613,511	647,631	605,451
11/30/24	631,588	699,825	619,150
2/28/25	629,267	686,440	620,027
5/31/25	635,354	682,760	631,843
8/31/25	675,644	750,215	672,976
11/30/25	705,788	794,917	701,754
2/28/26	747,215	803,247	736,511
5/31/26	772,740	883,801	768,869

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 11/13/23
Retirement 2035 Fund (I Class)	21.62%	18.64%
Russell 3000 Index (Regulatory Benchmark)	29.45	25.07
S&P Target Date 2035 Index (Strategy Benchmark)	21.69	18.41

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 24,764,774,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 115,230,000
InvestmentCompanyPortfolioTurnover	26.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$24,764,774 Number of Portfolio Holdings32
Holdings [Text Block]
Table Summary
Domestic Equity Funds	54.0%
International Equity Funds	22.0
Domestic Bond Funds	15.4
International Bond Funds	7.7
Short-Term and Other	0.9

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	12.9%
T. Rowe Price Value Fund	12.6
T. Rowe Price New Income Fund	9.4
T. Rowe Price Equity Index 500 Fund	7.0
T. Rowe Price U.S. Large-Cap Core Fund	7.0
T. Rowe Price International Value Equity Fund	6.2
T. Rowe Price Overseas Stock Fund	5.7
T. Rowe Price International Stock Fund	5.0
T. Rowe Price Real Assets Fund	4.6
T. Rowe Price International Bond Fund (USD Hedged)	3.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless